Cover	Feb. 10, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Document Period End Date	Feb. 10, 2022
Entity File Number	000-56006
Entity Registrant Name	GALAXY NEXT GENERATION, INC.
Entity Central Index Key	0001127993
Entity Tax Identification Number	61-1363026
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	285 Big A Road
Entity Address, City or Town	Toccoa
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30577
City Area Code	706
Local Phone Number	391-5030
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	N/A
Title of 12(b) Security	N/A
Trading Symbol	N/A
Security Exchange Name	NONE